Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2024
Financial risk and capital management [Abstract]
Disclosure of detailed information about the group borrowings [Table Text Block]

BORROWINGS				2024				2023
(Million euro)	Total debt	% debt hedged	Net exposed debt	Impact on profit/(loss) + 100 bps	Total debt	% debt hedged	Net exposed debt	Impact on profit/(loss) + 100 bps
Ex-infrastructure project companies	2,886	91%	255	3	3,463	92%	260	3
Toll Roads	7,945	97%	237	2	7,410	99%	51	1
Airports	94	96%	4	—	104	100%	—	1
Construction	103	90%	10	—	106	91%	10	—
Energy	211	100%	—	—	246	93%	18	—
Other	47	100%	—	—	49	93%	4	—
Infrastructure project companies	8,400	97%	251	2	7,915	99%	83	1
Total borrowings	11,288	96%	503	5	11,378	97%	343	4

Disclosure of detailed information about the value of assets liabilities non controlling interests and shareholders funds attributed to the parent company by type of currency [Table Text Block]

	DEC. 2024
Currency	Assets	Liabilities	Parent company shareholders’ funds	Non-controlling interests
(Million euro)
Euro	8,145	4,815	3,119	211
Pound sterling	602	382	219	1
US dollar	15,561	13,131	796	1,634
Canadian dollar	882	457	425	—
Australian dollar	289	215	74	—
Polish zloty	1,918	1,576	144	199
Chilean peso	251	132	120	—
Colombian peso	233	133	100	—
Indian rupee	1,026	3	1,023	—
Other	91	36	56	—
GROUP TOTAL	28,999	20,879	6,075	2,045

	DEC. 2023
Currency	Assets	Liabilities	Parent company shareholders’ funds	Non-controlling interests
(Million euro)
Euro	7,957	5,996	1,780	181
Pound sterling	715	477	237	1
US dollar	13,399	11,294	408	1,696
Canadian dollar	976	469	507	—
Australian dollar	269	225	44	—
Polish zloty	2,011	1,613	164	234
Chilean peso	301	191	110	—
Colombian peso	230	142	89	—
Indian rupee	380	4	376	—
Other	81	28	52	1
GROUP TOTAL	26,318	20,439	3,766	2,113

Disclosure of detailed information about the group main financial assets exposed to credit or counter party risk [Table Text Block]

(Million euro)	2024	2023	Var. 24/23
Investments in financial assets (1)	1,945	671	1,275
Non-current financial assets	1,297	1,310	(19)
Net financial derivatives (assets)	241	285	(44)
Trade and other receivables	2,223	1,677	525
(1) Included in cash and cash equivalents